Accounts Receivable, Net (Accounts Receivable and Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 30, 2012 CNY (¥)
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable		¥ 23,435	¥ 18,449
Less: Allowance for doubtful accounts		(2,135)	(2,849)	¥ (2,186)	¥ (1,966)
Accounts receivable, net	$ 3,436	¥ 21,300	¥ 15,600